Touchstone International Growth Fund
TOUCHSTONE INTERNATIONAL GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone International Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 11, and in the Fund’s Statement of Additional Information (“SAI”) on page 26.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Touchstone International Growth Fund - USD ($)	Total	Touchstone International Growth Fund, Class A	Touchstone International Growth Fund, Class C	Touchstone International Growth Fund, Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	1.00%	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Touchstone International Growth Fund		Total	Touchstone International Growth Fund, Class A	Touchstone International Growth Fund, Class C	Touchstone International Growth Fund, Class Y
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	[1]	0.42%	0.85%	1.36%	0.55%
Expenses (as a percentage of Assets)		1.32%	2.00%	3.26%	1.45%
Fee Waiver or Reimbursement	[2]	(0.35%)	(0.68%)	(1.19%)	(0.38%)
Net Expenses (as a percentage of Assets)	[2]	0.97%	1.32%	2.07%	1.07%
[1]	Other Expenses are estimated based on expenses incurred by other equity funds within the Touchstone fund complex during the most recent fiscal year. The Fund’s inception date is March 31, 2016.
[2]	Touchstone Advisors, Inc. and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.32%, 2.07%, 1.07%, and 0.97% of average monthly net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through March 31, 2017, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Touchstone International Growth Fund - USD ($)	Share Classes	Touchstone International Growth Fund, Class A	Touchstone International Growth Fund, Class C	Touchstone International Growth Fund, Class Y
Expense Example, with Redemption, 1 Year	99	702	310	109
Expense Example, with Redemption, 3 Years	384	1,104	893	421

Expense Example, No Redemption - USD ($)	Touchstone International Growth Fund Touchstone International Growth Fund, Class C
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	893

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is a new series and therefore it does not yet have a portfolio turnover

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund primarily invests its assets in the common stock of foreign companies. The Fund may gain exposure to the common stock of foreign issuers through the purchase of American Depositary Receipts (“ADRs”) or through the purchase of shares of foreign stocks that trade on U.S. stock exchanges. The Fund allocates its assets primarily to securities of issuers located in developed markets; however, the Fund may invest in securities of issuers located in emerging markets.

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of securities that are selected for their long-term capital appreciation potential. The Fund may invest in securities of large-, mid-, or small-cap issuers.

In selecting investments for the Fund, Apex Capital Management, Inc., sub-advisor to the Fund ("Apex" or the "Sub-Advisor"), uses an approach that combines "top-down" secular- and macro-economic trend analysis with "bottom-up" security selection. The "top-down" approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment, and global investment opportunities. The "top-down" view provides a framework for "bottom-up" research, which Apex uses to identify individual companies at various stages of the growth cycle that exhibit growth potential and may benefit from observed secular and macro-economic trends. The Fund may sell a security when the security achieves full valuation; Apex identifies a more attractive investment; when the Fund needs to maintain portfolio diversification; or when an individual security experiences declining fundamentals, negative earnings surprises, or similar adverse events.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The Fund’s performance information is only shown when it has had a full calendar year of operations.  Since the Fund is a new series, there is no performance information included in this prospectus. For a discussion on the “Prior Performance for Similar Accounts Managed by Apex” see the Fund’s prospectus on page 10.